Income Tax - Summary of Income Tax Expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current income tax expense, Domestic	$ 1,175,271	$ 8,138,383
Current income tax expense, Foreign	2,029,145	3,632,121	$ 2,685,456
Current income tax expense	3,204,416	11,770,504	2,685,456
Deferred income tax expense, Foreign	776,115	2,148,022
Deferred income tax expense	776,115	2,148,022
Total	$ 3,980,531	$ 13,918,526	$ 2,685,456